Revenue, Other Income and Other Gain - Schedule of Present Disaggregated Revenue Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	$ 38,244	$ 105,365	$ 87,535
Net fair value changes on financial assets at fair value through profit or loss	(40,899)	(20,609)	76,867
Net fair value changes on derivative financial asset	0	61,897	(6,947)
Gain related to disposed investments	123,634	22,106	16,094
Dividend income	9,935	6,412	6,266
Total revenue	130,914	175,171	179,815
Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	22,581	76,809
Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	15,663	28,556
Underwriting Commission [Member]
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers		12,070	3,737
Financial Advisory Fee [Member]
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers		54,614	73,072
Management Fee and Performance based Incentive Fee [Member]
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers		2,144	7,362
Brokerage And Handling Fees [Member]
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers		5,403	3,262
Others [Member]
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers		74	102
Insurance Brokerage Services Commission [Member]
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	1,249	1,040
Digital Solutions Fees [Member]
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	12,220	22,400
Fashion, arts and Luxury Magazines and Advertising Services Income [Member]
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	11,031	3,608
Fashion, arts and Luxury Media Licensing and Marketing Services Income [Member]
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	3,443	4,012
Hotel Operation Others [Member]
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	10,301
Capital Market Solutions [Member]
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers		74,305	87,535
Total revenue		74,305	87,535
Capital Market Solutions [Member] | Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers		72,161	80,142
Capital Market Solutions [Member] | Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers		2,144	7,393
Capital Market Solutions [Member] | Underwriting Commission [Member]
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers		12,070	3,737
Capital Market Solutions [Member] | Financial Advisory Fee [Member]
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers		54,614	73,072
Capital Market Solutions [Member] | Management Fee and Performance based Incentive Fee [Member]
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers		2,144	7,362
Capital Market Solutions [Member] | Brokerage And Handling Fees [Member]
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers		5,403	3,262
Capital Market Solutions [Member] | Others [Member]
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers		74	102
Digital Solutions And Other Services [Member]
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	13,469	23,440
Total revenue	13,469	23,440
Digital Solutions And Other Services [Member] | Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	1,249	1,040
Digital Solutions And Other Services [Member] | Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	12,220	22,400
Digital Solutions And Other Services [Member] | Insurance Brokerage Services Commission [Member]
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	1,249	1,040
Digital Solutions And Other Services [Member] | Digital Solutions Fees [Member]
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	12,220	22,400
Media And Entertainment [Member]
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	14,474	7,620
Total revenue	14,474	7,620
Media And Entertainment [Member] | Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	11,031	3,608
Media And Entertainment [Member] | Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	3,443	4,012
Media And Entertainment [Member] | Fashion, arts and Luxury Magazines and Advertising Services Income [Member]
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	11,031	3,608
Media And Entertainment [Member] | Fashion, arts and Luxury Media Licensing and Marketing Services Income [Member]
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	3,443	4,012
Hotel operations, hospitality and VIP services [Member]
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	10,301
Total revenue	10,301
Hotel operations, hospitality and VIP services [Member] | Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	10,301
Hotel operations, hospitality and VIP services [Member] | Hotel Operation Others [Member]
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	10,301
Strategic Investment [Member]
Disaggregation of Revenue [Line Items]
Net fair value changes on financial assets at fair value through profit or loss	(40,899)	(20,609)	76,867
Net fair value changes on derivative financial asset		61,897	(6,947)
Gain related to disposed investments	123,634	22,106	16,094
Dividend income	9,935	6,412	6,266
Total revenue	$ 92,670	$ 69,806	$ 92,280